INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAX EXPENSE [Abstract]
Schedule of Loss Income Taxes

Loss before income taxes consists of:

	Year Ended December 31
	2011	2012	2013
	RMB	RMB	RMB	US$
Non-PRC	55,229	23,349	52,418	8,659
PRC	(259,390)	(467,200)	(195,283)	(32,259)
	(204,161)	(443,851)	(142,865)	(23,600)

Schedule of Income Taxes

Income taxes consist of:

	Year Ended December 31
	2011	2012	2013
	RMB	RMB	RMB	US$
Current income tax	(328)	-	-	-
Deferred income tax benefit	68,876	116,709	47,850	7,904
Valuation allowance	(92,874)	(116,709)	(47,850)	(7,904)
	(24,326)	-	-	-

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	Year Ended December 31
	2011	2012	2013
	RMB	RMB	RMB	US$
Income tax computed at applicable tax rates (25%)	(51,040)	(110,963)	(35,716)	(5,900)
Effect of different tax rates in different jurisdictions	(13,807)	(5,837)	(13,105)	(2,165)
Non-deductible expenses	(3,470)	191	757	125
Effect of expired tax losses	-	-	452	75
Other adjustments	(231)	(100)	(238)	(39)
Changes in valuation allowance	92,874	116,709	47,850	7,904
	24,326	-	-	-

Schedule of Components of Deferred Taxes

The components of deferred taxes are as follows:

	As of December 31,
	2012	2013
	RMB	RMB	US$
Deferred tax assets, current portion:
Accrued expenses	37,584	36,630	6,051
Inventories	11,367	10,996	1,816
Provisions	604	2,140	354
Total deferred tax assets, current portion	49,555	49,766	8,221
Valuation allowance	(49,555)	(49,766)	(8,221)
Deferred tax assets, current portion, net	-	-	-
Deferred tax assets, non-current portion:
Fixed assets	453	788	130
Net operating losses	176,056	223,360	36,897
Total deferred tax assets, non-current portion	176,509	224,148	37,027
Valuation allowance	(176,509)	(224,148)	(37,027)
Deferred tax assets, non-current portion, net	-	-	-

Schedule of Reconciliation of Unrecognized Tax Benefits

The changes in unrecognized tax benefits are as follows:

	As of December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Balance at January 1	596	649	282	47
Additions based on tax positions related to the prior years	787	66	-	-
Reductions for tax positions of prior years	-	(433)	(38)	(7)
Reductions for tax positions of the current year	(734)	-	-	-
Balance at December 31	649	282	244	40